Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 289.5	$ 282.8	$ 303.6	$ 288.8	$ 300.0	$ 294.4	$ 285.6	$ 259.5	$ 1,164.7	$ 1,139.5	$ 1,086.4
Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									583.7
Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									451.7
Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									129.3
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									222.1
Automotive [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									87.9
Automotive [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									104.8
Automotive [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									29.4
Packaging [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									130.1
Packaging [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									81.1
Packaging [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									48.8
Packaging [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.2
Consumer Goods [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									162.9
Consumer Goods [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									77.6
Consumer Goods [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									79.4
Consumer Goods [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									5.9
Electronics [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									93.5
Electronics [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									44.6
Electronics [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									42.5
Electronics [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									6.4
Medical [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									52.8
Medical [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									19.5
Medical [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									32.5
Medical [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.8
Construction [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									92.9
Construction [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									91.3
Construction [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1.6
Construction [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Custom Molders And Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									179.8
Custom Molders And Other [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									179.8
Custom Molders And Other [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Custom Molders And Other [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Mold Makers And Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									132.1
Mold Makers And Other [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Mold Makers And Other [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									132.1
Mold Makers And Other [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Job Shops And Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									36.0
Job Shops And Other [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Job Shops And Other [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0.0
Job Shops And Other [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									36.0
Distributors [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									62.5
Distributors [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1.9
Distributors [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									10.0
Distributors [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									50.6
Other Geographical Members [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									91.1
Other Geographical Members [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									30.7
Other Geographical Members [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									48.5
Other Geographical Members [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									11.9
INDIA
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									130.1	114.8	99.1
INDIA | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									113.7
INDIA | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									15.1
INDIA | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1.3
CHINA
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									150.9	$ 139.2	$ 110.0
CHINA | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									15.7
CHINA | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									121.2
CHINA | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									14.0
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									221.2
Europe [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									46.8
Europe [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									124.1
Europe [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									50.3
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									571.4
North America [Member] | Advanced Plastic Processing Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									376.8
North America [Member] | Melt Delivery and Control Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									142.8
North America [Member] | Fluid Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									$ 51.8